Risk Management - Capital Requirements and Capital Management (Details) - CLP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Ifrs compliance with regulatory capital requirements under banking regulations [line items]
Cash and due from banks		$ 2,392,166	$ 880,081
Transactions in the course of collection		331,420	289,194
Financial assets held-for-trading		1,872,355	1,745,366
Derivative instruments		2,786,215	1,513,947
Loans and advances to banks		1,140,081	1,494,384
Loans to Customers at amortized cost		29,384,039	27,341,254
Financial assets at fair value through other comprehensive income		1,366,343	1,053,191
Financial assets held to maturity
Investments in other companies		48,442	42,252	$ 35,771	$ 30,314
Intangible assets		91,717	85,471
Property and equipment		220,262	215,872
Investment properties		13,190	13,938	$ 14,306	$ 14,674
Current tax assets		357	677
Deferred tax assets		231,293	176,823
Other assets		843,000	651,691
TOTAL ASSETS		41,013,874	35,601,430
Basic capital	[1],[2]	3,528,222	3,304,152
Effective equity		4,569,090	4,129,999
Total consolidated assets	[2]	44,408,789	39,989,595
Total consolidated assets weighted by credit risk		$ 32,307,338	$ 29,693,950
Basic capital / consolidated assets (as a percent)		7.94%	8.26%
Effective equity / consolidated assets weighted by risk (as a percent)		0.1414	0.1391
Credit risk
Ifrs compliance with regulatory capital requirements under banking regulations [line items]
Cash and due from banks		$ 2,392,166	$ 880,081
Transactions in the course of collection		331,420	289,194
Financial assets held-for-trading		1,872,355	1,745,366
Investment under resale agreements		142,329	97,289
Derivative instruments	[3]	1,555,749	1,310,262
Loans and advances to banks		1,140,081	1,494,384
Loans to Customers at amortized cost		29,384,039	27,341,254
Financial assets at fair value through other comprehensive income		1,366,343	1,053,191
Financial assets held to maturity
Investments in other companies		48,442	42,252
Intangible assets		91,717	85,471
Property and equipment		220,262	215,872
Leased assets		150,665
Investment properties		13,190	13,938
Current tax assets		357	677
Deferred tax assets		231,293	176,823
Other assets		843,000	651,691
TOTAL ASSETS		39,783,408	35,397,745
Contingent loans		4,365,922	4,266,821
Total risk-weighted assets		44,149,330	39,664,566
Risk weighted assets according to SBIF instructions
Ifrs compliance with regulatory capital requirements under banking regulations [line items]
Cash and due from banks		38,250	13,084
Transactions in the course of collection		167,781	186,536
Financial assets held-for-trading		462,177	134,412
Investment under resale agreements		142,329	97,289
Derivative instruments	[3]	1,124,730	916,798
Loans and advances to banks		389,417	313,524
Loans to Customers at amortized cost		25,668,329	24,102,808
Financial assets at fair value through other comprehensive income		323,160	356,568
Financial assets held to maturity
Investments in other companies		50,758	44,561
Intangible assets		58,307	52,061
Property and equipment		220,262	215,872
Leased assets		150,665
Investment properties
Current tax assets		36	68
Deferred tax assets		32,095	27,792
Other assets		862,968	673,380
TOTAL ASSETS		29,691,264	27,134,753
Contingent loans		2,616,074	2,559,197
Total risk-weighted assets		$ 32,307,338	$ 29,693,950

[1]	The Basic Capital corresponds to the equity of the owners of the Bank in the Consolidated Statement of Financial Position.
[2]	The total consolidated assets is presented in accordance with Chilean Generally Accepted Accounting Principles as issued by the Chilean commission for Financial Market ("CMF"). As a result, it is not directly comparable with this Consolidated Statement of Financial Position.
[3]	Financial derivative contracts are presented as an equivalent credit risk for the purposes of calculating consolidated assets.